Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-Based payments - Long-Term Incentive Plan 2017 [Member]		12 Months Ended
		Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares shares
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-Based payments [Line Items]
Options, Outstanding beginning | shares		4,985,523	4,985,523	3,170,046	3,170,046
Options, Granted during the year | shares		1,735,750	1,735,750	1,966,666	1,966,666
Options, Forfeited during the year | shares		(31,000)	(31,000)	(136,259)	(136,259)
Options, Exercised during the year | shares		(105,327)	(105,327)	(14,930)	(14,930)
Options, Outstanding ending | shares		6,584,946	6,584,946	4,985,523	4,985,523
Options, Exercisable at December 31 | shares		5,577,384	5,577,384	4,157,148	4,157,148
WAEP [Member] | Top of range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-Based payments [Line Items]
WAEP, Outstanding beginning | $ / shares	[1]		$ 1.97		$ 3.95
WAEP, Granted during the year | $ / shares	[1]		2.58		1.98
WAEP, Forfeited during the year | $ / shares	[1]		2.7		2.22
WAEP, Exercised during the year | $ / shares	[1]		2.16		1.86
WAEP, Outstanding ending | $ / shares	[1]		2.12		1.97
WAEP,Exercisable at December 31 | $ / shares	[1]		$ 2.01		$ 1.93
WAEP [Member] | Bottom of range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-Based payments [Line Items]
WAEP, Outstanding beginning | € / shares	[1]	€ 1.84		€ 3.49
WAEP, Granted during the year | € / shares	[1]	2.39		1.88
WAEP, Forfeited during the year | € / shares	[1]	2.5		2.11
WAEP, Exercised during the year | € / shares	[1]	2		1.76
WAEP, Outstanding ending | € / shares	[1]	1.92		1.84
WAEP,Exercisable at December 31 | € / shares	[1]	€ 1.82		€ 1.81

[1]	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31, 2022 $0.9376, average rate 2022 $0.9489